Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 19,784	$ 9,938
Marketable securities	63,915
Strategic investments, current portion	86	958
Accounts receivable, net	96	121
Inventory	276	68
Prepaid expenses and other current assets	533	234
Total current assets	84,690	11,319
Property and equipment, net	1,489	1,120
Right-of-use assets	2,187
Strategic investments, less current portion	2,495	398
Deposits and other assets	4,711	690
TOTAL ASSETS	95,572	13,527
CURRENT LIABILITIES:
Accounts payable	3,968	2,029
Accrued expenses and other liabilities	5,376	2,034
Operating lease liability, current portion	697
Warrant liability	2,089	635
Deferred revenue, current portion	6,436	5,542
Loan payable, current portion		2,000
Total current liabilities	18,566	12,240
Deferred revenue, less current portion	13,103	16,859
Loan payable, less current portion	9,490	3,673
Operating lease liability, less current portion	1,683
Other long-term liabilities	196	535
TOTAL LIABILITIES	43,038	33,307
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value per share; 10,000,000 shares authorized; none issued or outstanding at December 31, 2021 and December 31, 2022.
Common stock, $0.0001 par value; 340,000,000 shares authorized; 8,822,280 and 20,187,850 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively.	2	1
Additional paid-in capital	252,274	146,345
Accumulated other comprehensive loss	(8)
Accumulated deficit	(199,734)	(166,126)
TOTAL STOCKHOLDERS' EQUITY	52,534	(19,780)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 95,572	$ 13,527